SEGMENT - Total assets for operating segments (Details) ¥ in Millions, $ in Millions	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
SEGMENT
Total assets	¥ 63,112	$ 8,703	¥ 61,507
Legacy Huazhu
SEGMENT
Total assets	44,103		43,729
Legacy DH
SEGMENT
Total assets	¥ 19,009		¥ 17,778